Tax - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 3,990	£ 5,005
Deferred tax liabilities	(146)	(125)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	3,990	5,005
Deferred tax liabilities	(146)	(125)
Net deferred tax asset at 31 December	3,844	4,880
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	5,734	6,900
Deferred tax liabilities	(1,890)	(2,020)
Net deferred tax asset at 31 December	£ 3,844	£ 4,880